Derivative Asset - Schedule of Derivative Assets(Table) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Opening balance	$ 7,227	$ 0	$ 0
Derivative asset premium	15,370		7,000
Unrealized gain on derivative assets	22,914	0	227
Fair value adjustment on derivative asset	6,648	$ 0	0
Closing balance	52,159		7,227
Less: Current portion of derivative assets	(18,937)		(533)
Non-current portion of derivative assets	$ 33,222		$ 6,694